Other income (Tables)	6 Months Ended
Dec. 31, 2025
Other Income
Schedule of Other income

	July 1, 2025 to December 31, 2025	July 1, 2025 to December 31, 2025	July 1, 2024 to December 31, 2024
	US$	S$	S$

Government grant	19,241	24,742	6,602
Interest income	4,566	5,872	54,344
Service income	101,687	130,759	-
Waiver on acquisition of subsidiary	1,510,615	1,942,500	-
Other income	1,064,603	1,368,972	296,701
	2,700,712	3,472,845	357,647